Summary of Significant Accounting Policies (Details) - Schedule of Share Issuable Could Potentially Dilute Future Earnings - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Issuable Could Potentially Dilute Future Earnings [Line Items]
Series A Preferred Stock			1,046,336,299	757,699,900
Warrants	964,834,419	510,794,865	964,834,419	510,794,865
Stock Options	163,142,084	163,142,084	163,142,084	163,142,084
Shares excluded from the calculation of diluted loss per share	2,174,312,802	1,431,636,849	2,174,312,802	1,431,637,849
Series A Preferred Stock [Member]
Schedule of Share Issuable Could Potentially Dilute Future Earnings [Line Items]
Series A Preferred Stock	1,046,336,299	757,699,900